Income Tax (Credit) / Expense - Reconciliation of income tax expenses and profit before tax at statutory tax rate (Parenthetical) (Detail)		12 Months Ended
	Mar. 28, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
HK [Member]
Reconciliation Of Income Tax Expenses And Profit Before Tax At Statutory Tax Rate [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%	16.50%	16.50%